Approval of Financial Statements	12 Months Ended
Dec. 31, 2018
Disclosure Of Approval Of Financial Statement [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The consolidated financial statements were authorized for issue by the management on April 22, 2019.